Note 7 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Table Text Block Supplement [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes is different than would result from applying the U.S. statutory rate to profit before taxes for the reasons set forth in the following reconciliation:

	2018	2017
Tax benefit computed at U.S. statutory rates	$ (4,824,580)	$ (3,377,374)
Increases (decreases) in taxes resulting from:
Non-deductible items	170,052	(25,000)
Stock based compensation	(5,620)	-
Change in valuation allowance	4,659,788	3,421,580
State taxes	-	(19,206)
Total	$ -	$ -

Schedule of Deferred Tax Assets and Liabilities

The tax effects of the primary temporary differences giving rise to the Company’s deferred tax assets and liabilities are as follows for the year ended March 31, 2018 and 2017:

	2018	2017
Deferred tax assets:
Net operating loss carryforward	$ 9,190,629	$ 7,570,014
Depreciation and Amortization expense	(286,240)	(391,362)
Stock based compensation	752,617	792,991
Total deferred tax assets	9,657,006	7,971,643
Less valuation allowance	(9,657,006)	(7,971,643)
Net deferred tax asset	$ -	$ -